UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06243

Franklin Strategic Series

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Templeton SMACS: Series C
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Templeton SMACS: Series C for the period June 20, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series C1,[2]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Amounts are for the period June 20, 2025 through December 31, 2025. Expenses for the full reporting period would have been higher.
2	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 20, 2025, to December 31, 2025, Franklin Templeton SMACS: Series C Fund returned 4.62%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 4.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight agency mortgage-backed securities
↑	Overweight investment-grade corporate bonds
↑	Duration positioning

Top detractors from performance:
↓	Security selection in agency mortgage-backed securities
↓	Security selection in investment-grade corporate bonds
↓	Lack of exposure to sovereign emerging market debt
Franklin Templeton SMACS: Series C	PAGE 1	3011-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series C 6/20/2025 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

Since Inception (6/20/2025)
Franklin Templeton SMACS: Series C	4.62
Bloomberg U.S. Aggregate Index	4.23
Returns for less than one year have not been annualized.
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,230,975
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	220
Total Management Fee Paid	$0
Portfolio Turnover Rate	10.52%
Franklin Templeton SMACS: Series C	PAGE 2	3011-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Thomas Runkel, CFA stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 20, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series C	PAGE 3	3011-ATSR-0226

Franklin Templeton SMACS: Series CP
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Franklin Templeton SMACS: Series CP for the period June 20, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Templeton SMACS: Series CP1,[2]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Amounts are for the period June 20, 2025 through December 31, 2025. Expenses for the full reporting period would have been higher.
2	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the period June 20, 2025, to December 31, 2025, Franklin Templeton SMACS: Series CP Fund returned 4.95%. The Fund compares its performance to the  Bloomberg U.S. Aggregate Index, which returned 4.23% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Out-of-Index allocation to high-yield corporate bonds
↑	Security selection in emerging market debt
↑	Overweight exposure to investment-grade corporate bonds

Top detractors from performance:
↓	Security selection in senior secured floating-rate bank loans
↓	Security selection in high-yield corporate bonds
↓	Underweight exposure to bonds with 20 years to maturity
Use of derivatives and the impact on performance:
The Fund utilized swap contracts to manage duration, which contributed to performance.
Franklin Templeton SMACS: Series CP	PAGE 1	3012-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares, or the effect of fees and expenses borne by investors at the separately managed account level.
VALUE OF A $10,000 INVESTMENT – Franklin Templeton SMACS: Series CP 6/20/2025 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

Since Inception (6/20/2025)
Franklin Templeton SMACS: Series CP	4.95
Bloomberg U.S. Aggregate Index	4.23
Returns for less than one year have not been annualized.
Performance figures do not reflect the effect of fees and expenses associated with a separately managed account or a management fee or other operating expenses of the Fund, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$8,235,087
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	261
Total Management Fee Paid	$0
Portfolio Turnover Rate	8.31%
Franklin Templeton SMACS: Series CP	PAGE 2	3012-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective September 30, 2025, Thomas Runkel, CFA stepped down as a member of the Fund’s portfolio management team.
This is a summary of certain changes to the Fund since June 20, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Templeton SMACS: Series CP	PAGE 3	3012-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed for the fiscal year ending December 31, 2025 (the “Reporting Period”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Period, $0 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Period for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $19,500 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $1,690,011 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Strategic Series
Financial Statements and Other Important Information
Annual | December 31,  2025
Franklin Templeton SMACS: Series C
Franklin Templeton SMACS: Series CP

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 26
Notes to Financial Statements 29
Report of Independent Registered Public Accounting Firm 40
Tax Information 41
Changes In and Disagreements with Accountants 42
Results of Meeting(s) of Shareholders 42
Remuneration Paid to Directors, Officers and Others 42
Board Approval of Management and Subadvisory Agreements 42

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series C
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
December 31,
2025
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.26
Net realized and unrealized gains (losses) ............................................................. 0.19
Total from investment operations ...................................................................... 0.45
Less distributions from:
Net investment income ............................................................................ (0.25)
Net realized gains ............................................................................... (—)
d
Net asset value, end of year ......................................................................... $10.20
Total return
e
..................................................................................... 4.62%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates ........................................................ 2.48%
Expenses net of waiver and payments by affiliates ......................................................... —%
Net investment income ............................................................................. 4.79%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $8,231
Portfolio turnover rate .............................................................................. 10.52%
a
For the period June 20, 2025 (commencement of operations) to December 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.01 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Strategic Series
Schedule of Investments, December 31, 2025
Franklin Templeton SMACS: Series C
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 33.8%
Aerospace & Defense 1.3%
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................................... $ 8,000 $ 7,583
Senior Bond , 6.125% , 2/15/33 ........................................ 11,000 11,852
Senior Bond , 6.875% , 3/15/39 ........................................ 10,000 11,285
Senior Bond , 3.375% , 6/15/46 ........................................ 12,000 8,531
Senior Bond , 3.9% , 5/01/49 .......................................... 11,000 8,227
Senior Bond , 6.858% , 5/01/54 ........................................ 7,000 7,867
Senior Note , 2.196% , 2/04/26 ......................................... 20,000 19,963
Howmet Aerospace, Inc. ,
Senior Bond , 6.75% , 1/15/28 ......................................... 8,000 8,424
Senior Bond , 5.95% , 2/01/37 ......................................... 11,000 11,905
Senior Note , 3% , 1/15/29 ............................................ 8,000 7,763
103,400
Automobiles 0.5%
a
Hyundai Capital America , Senior Note , 144A, 6.5% , 1/16/29 ................... 38,000 40,269
Banks 3.8%
Bank of America Corp. ,
Senior Bond , 5.468% to 1/22/34, FRN thereafter , 1/23/35 .................... 8,000 8,336
Senior Note , 2.551% to 2/03/27, FRN thereafter , 2/04/28 .................... 12,000 11,807
Sub. Bond , 5.425% to 8/14/34, FRN thereafter , 8/15/35 ..................... 15,000 15,346
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..................... 35,000 32,970
Citigroup, Inc. ,
Sub. Bond , 4.45% , 9/29/27 ........................................... 31,000 31,210
Sub. Bond , 6.174% to 5/24/33, FRN thereafter , 5/25/34 ..................... 8,000 8,502
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
11,000 11,587
JPMorgan Chase & Co. ,
b
KK , Junior Sub. Bond , 3.65% to 5/31/26, FRN thereafter , Perpetual ............ 7,000 6,965
Senior Bond , 3.782% to 1/31/27, FRN thereafter , 2/01/28 .................... 31,000 30,938
Senior Bond , 5.502% to 1/23/35, FRN thereafter , 1/24/36 .................... 8,000 8,366
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..................... 16,000 16,920
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to 6/05/32, FRN
thereafter , 6/06/33 ................................................. 28,000 27,790
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ..........................
20,000 20,624
Toronto-Dominion Bank (The) , Senior Note , 4.108% , 6/08/27 ...................
20,000 20,067
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter , 11/03/36 ...........
14,000 12,227
Wells Fargo & Co. ,
b
BB , Junior Sub. Bond , 3.9% to 3/14/26, FRN thereafter , Perpetual ............. 12,000 11,970
Senior Bond , 2.879% to 10/29/29, FRN thereafter , 10/30/30 .................. 43,000 40,920
316,545
Biotechnology 0.8%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................................
40,000 41,121
Amgen, Inc. ,
Senior Bond , 5.65% , 3/02/53 ......................................... 7,000 6,859
Senior Note , 5.25% , 3/02/30 ......................................... 8,000 8,307
a
CSL Finance plc , Senior Bond , 144A, 4.625% , 4/27/42 ....................... 14,000 12,698
68,985
Capital Markets 2.2%
Ares Capital Corp. ,
Senior Note , 3.875% , 1/15/26 ......................................... 8,000 7,999
Senior Note , 7% , 1/15/27 ............................................ 8,000 8,201

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) , Senior Bond , 4.223% to 4/30/28, FRN thereafter ,
5/01/29 ......................................................... $ 20,000 $ 20,059
Intercontinental Exchange, Inc. , Senior Bond , 1.85% , 9/15/32 ..................
29,000 24,749
a
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% , 7/01/29 ............. 12,000 11,759
LPL Holdings, Inc. , Senior Note , 5.2% , 3/15/30 .............................
20,000 20,476
Morgan Stanley ,
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .................... 20,000 20,419
Senior Note , 5.23% to 1/14/30, FRN thereafter , 1/15/31 ..................... 16,000 16,507
Sub. Bond , 5.942% to 2/06/34, FRN thereafter , 2/07/39 ..................... 8,000 8,412
a
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............................ 22,000 21,031
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............................
22,000 20,750
180,362
Chemicals 0.1%
FMC Corp. , Senior Bond , 3.45% , 10/01/29 ................................
13,000 11,538
Commercial Services & Supplies 0.6%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........................
20,000 20,703
Waste Connections, Inc. ,
Senior Bond , 4.25% , 12/01/28 ........................................ 8,000 8,058
Senior Bond , 5% , 3/01/34 ........................................... 16,000 16,355
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......................
8,000 8,209
53,325
Communications Equipment 0.6%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........................
20,000 20,588
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................................... 7,000 6,365
Senior Note , 4.85% , 8/15/30 ......................................... 8,000 8,165
Senior Note , 5.2% , 8/15/32 .......................................... 11,000 11,347
46,465
Consumer Finance 0.9%
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............................
11,000 12,501
Capital One Financial Corp. , Senior Note , 7.624% to 10/29/30, FRN thereafter ,
10/30/31 ........................................................ 18,000 20,349
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29 ................
16,000 16,258
a
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% , 3/17/30 ........... 24,000 24,348
73,456
Consumer Staples Distribution & Retail 0.3%
a
7-Eleven, Inc. ,
Senior Bond , 144A, 1.8% , 2/10/31 ..................................... 2,000 1,754
Senior Note , 144A, 1.3% , 2/10/28 ..................................... 11,000 10,391
a
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 2.95% , 1/25/30 ............. 13,000 12,324
24,469
Containers & Packaging 0.3%
Berry Global, Inc. , Senior Secured Note , 1.65% , 1/15/27 ......................
11,000 10,714
WestRock MWV LLC , Senior Bond , 7.95% , 2/15/31 ..........................
12,000 13,749
24,463

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs 0.5%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% , 1/15/32 ............
$ 12,000 $ 10,889
VICI Properties LP , Senior Bond , 5.75% , 4/01/34 ............................
8,000 8,260
a
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.875% , 2/15/29 ...... 21,000 20,620
39,769
Diversified Telecommunication Services 1.1%
AT&T, Inc. ,
Senior Bond , 2.25% , 2/01/32 ......................................... 11,000 9,653
Senior Bond , 2.55% , 12/01/33 ........................................ 16,000 13,660
Senior Bond , 4.75% , 5/15/46 ......................................... 7,000 6,081
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........................
45,000 48,306
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ..................
14,000 12,342
90,042
Electric Utilities 3.4%
a
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% , 1/15/32 ........ 23,000 20,740
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......................
12,000 12,742
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....................
8,000 8,541
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...................
8,000 7,040
Duke Energy Corp. ,
Senior Bond , 5.45% , 6/15/34 ......................................... 12,000 12,520
Senior Note , 4.85% , 1/05/29 ......................................... 8,000 8,167
Exelon Corp. ,
Senior Bond , 5.625% , 6/15/35 ........................................ 12,000 12,568
Senior Note , 5.15% , 3/15/29 ......................................... 12,000 12,343
Georgia Power Co. , Senior Bond , 5.25% , 3/15/34 ...........................
40,000 41,310
NextEra Energy Capital Holdings, Inc. ,
Senior Bond , 5.9% , 3/15/55 .......................................... 8,000 8,094
Senior Note , 5.3% , 3/15/32 .......................................... 20,000 20,843
a
NRG Energy, Inc. , Senior Secured Note , 144A, 2.45% , 12/02/27 ................ 21,000 20,312
Pacific Gas and Electric Co. ,
Senior Bond , 5.9% , 6/15/32 .......................................... 8,000 8,395
Senior Bond , 6.75% , 1/15/53 ......................................... 4,000 4,276
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..................
31,000 31,457
a
Vistra Operations Co. LLC ,
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............................. 12,000 11,922
Senior Secured Bond , 144A, 6.95% , 10/15/33 ............................ 11,000 12,291
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............................
24,000 24,875
278,436
Entertainment 0.1%
Netflix, Inc. , Senior Bond , 5.4% , 8/15/54 ..................................
8,000 7,758
Financial Services 0.3%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......................
21,000 20,670
Food Products 1.4%
a
JBS USA Lux SARL / JBS USA Food Co. / JBS USA Foods Group, Inc. , Senior Bond ,
144A, 5.95% , 4/20/35 ............................................... 14,000 14,735
Kellanova ,
Senior Bond , 2.1% , 6/01/30 .......................................... 22,000 20,160
Senior Bond , 4.5% , 4/01/46 .......................................... 19,000 16,751
Senior Bond , 5.75% , 5/16/54 ......................................... 8,000 8,029

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
Kellanova, (continued)
B , Senior Bond , 7.45% , 4/01/31 ....................................... $ 8,000 $ 9,159
Kraft Heinz Foods Co. , Senior Bond , 5% , 6/04/42 ...........................
5,000 4,591
a
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............................... 16,000 16,451
Pilgrim's Pride Corp. ,
Senior Bond , 6.25% , 7/01/33 ......................................... 19,000 20,335
Senior Note , 3.5% , 3/01/32 .......................................... 8,000 7,397
117,608
Ground Transportation 0.1%
a
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note , 144A, 4.4% , 7/01/27 12,000 12,044
Health Care Providers & Services 1.2%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............................
12,000 10,330
CVS Health Corp. , Senior Bond , 4.78% , 3/25/38 ............................
22,000 20,776
HCA, Inc. , Senior Note , 3.625% , 3/15/32 ..................................
33,000 31,209
UnitedHealth Group, Inc. ,
Senior Bond , 5.8% , 3/15/36 .......................................... 12,000 12,829
Senior Note , 5.3% , 2/15/30 .......................................... 8,000 8,343
Universal Health Services, Inc. , Senior Secured Note , 4.625% , 10/15/29 ..........
12,000 12,067
95,554
Hotels, Restaurants & Leisure 0.6%
a
Carnival Corp. , Senior Secured Note , 144A, 4% , 8/01/28 ...................... 21,000 20,701
Hyatt Hotels Corp. , Senior Note , 5.25% , 6/30/29 ............................
28,000 28,830
49,531
Household Durables 0.4%
DR Horton, Inc. ,
Senior Bond , 5% , 10/15/34 ........................................... 9,000 9,107
Senior Bond , 5.5% , 10/15/35 ......................................... 14,000 14,585
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....................
12,000 12,050
35,742
Independent Power and Renewable Electricity Producers 0.5%
Constellation Energy Generation LLC ,
Senior Bond , 6.125% , 1/15/34 ........................................ 8,000 8,677
Senior Bond , 6.5% , 10/01/53 ......................................... 11,000 12,002
Senior Note , 5.6% , 3/01/28 .......................................... 16,000 16,515
37,194
Industrial REITs 0.1%
Prologis LP , Senior Bond , 5% , 3/15/34 ....................................
12,000 12,242
Insurance 1.1%
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......................
20,000 20,479
a
Athene Global Funding , Secured Note , 144A, 5.322% , 11/13/31 ................ 24,000 24,359
Berkshire Hathaway Finance Corp. , Senior Bond , 4.3% , 5/15/43 ................
7,000 6,230
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........................
32,000 28,719
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...................
12,000 12,172
91,959

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Interactive Media & Services 0.2%
Meta Platforms, Inc. , Senior Bond , 5.4% , 8/15/54 ...........................
$ 17,000 $ 15,830
IT Services 0.2%
a
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........................... 13,000 12,547
Leisure Products 0.1%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............................
14,000 12,268
Media 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital
Corp. ,
Senior Secured Bond , 3.5% , 6/01/41 ................................... 22,000 15,668
Senior Secured Note , 2.25% , 1/15/29 ................................... 22,000 20,599
Paramount Global ,
Senior Bond , 4.2% , 6/01/29 .......................................... 7,000 6,822
Senior Bond , 4.2% , 5/19/32 .......................................... 8,000 7,231
Time Warner Cable Enterprises LLC , Senior Secured Bond , 8.375% , 7/15/33 ......
14,000 16,182
66,502
Metals & Mining 0.1%
a
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 .................... 13,000 11,923
Multi-Utilities 0.7%
DTE Energy Co. ,
Senior Bond , 5.85% , 6/01/34 ......................................... 12,000 12,803
Senior Note , 4.95% , 7/01/27 ......................................... 8,000 8,109
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................................
12,000 12,377
Southern Co. Gas Capital Corp. ,
Senior Bond , 5.15% , 9/15/32 ......................................... 16,000 16,455
Senior Bond , 4.95% , 9/15/34 ......................................... 7,000 7,038
56,782
Oil, Gas & Consumable Fuels 2.0%
Cheniere Energy Partners LP ,
Senior Bond , 3.25% , 1/31/32 ......................................... 8,000 7,372
Senior Note , 4.5% , 10/01/29 ......................................... 16,000 16,039
a
Columbia Pipelines Operating Co. LLC , Senior Note , 144A, 5.927% , 8/15/30 ....... 11,000 11,653
a
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...................... 12,000 12,460
Eastern Energy Gas Holdings LLC ,
Senior Bond , 5.8% , 1/15/35 .......................................... 16,000 16,905
Senior Bond , 5.65% , 10/15/54 ........................................ 12,000 11,619
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..................
20,000 24,062
Energy Transfer LP ,
Senior Bond , 6.5% , 2/01/42 .......................................... 8,000 8,450
Senior Note , 5.2% , 4/01/30 .......................................... 12,000 12,369
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............................
20,000 20,115
Targa Resources Partners LP / Targa Resources Partners Finance Corp. , Senior Bond ,
4.875% , 2/01/31 ................................................... 12,000 12,076
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........................
12,000 12,508
165,628
Paper & Forest Products 0.5%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...................... 40,000 41,182

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines 0.1%
a
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% , 10/20/29 .......... $ 12,000 $ 12,104
Personal Care Products 0.4%
Kenvue, Inc. , Senior Note , 4.85% , 5/22/32 .................................
30,000 30,728
Pharmaceuticals 0.6%
Royalty Pharma plc ,
Senior Bond , 5.4% , 9/02/34 .......................................... 12,000 12,301
Senior Note , 5.15% , 9/02/29 ......................................... 12,000 12,339
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................................
23,000 21,054
45,694
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................................
12,000 12,360
Semiconductors & Semiconductor Equipment 0.9%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........................
12,000 12,405
a
Broadcom, Inc. , Senior Bond , 144A, 4.926% , 5/15/37 ........................ 42,000 41,472
Marvell Technology, Inc. ,
Senior Note , 5.75% , 2/15/29 ......................................... 8,000 8,345
Senior Note , 5.95% , 9/15/33 ......................................... 8,000 8,558
70,780
Software 0.7%
Oracle Corp. , Senior Bond , 3.65% , 3/25/41 ................................
24,000 17,523
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............................
23,000 20,275
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............................
20,000 20,334
58,132
Specialized REITs 1.5%
American Tower Corp. ,
Senior Bond , 3.125% , 1/15/27 ........................................ 27,000 26,756
Senior Bond , 2.7% , 4/15/31 .......................................... 31,000 28,481
Crown Castle, Inc. ,
Senior Bond , 3.65% , 9/01/27 ......................................... 12,000 11,914
Senior Bond , 4.75% , 5/15/47 ......................................... 6,000 5,216
Senior Note , 4.9% , 9/01/29 .......................................... 8,000 8,136
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............................
20,000 20,041
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................................
20,000 19,209
119,753
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....................
14,000 12,875
Technology Hardware, Storage & Peripherals 0.3%
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .................
27,000 27,162
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc. ,
Senior Bond , 5.5% , 3/11/35 .......................................... 8,000 8,184
Senior Note , 5.1% , 3/11/30 ........................................... 20,000 20,562
28,746

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Tobacco 0.6%
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ......................................... $ 20,000 $ 20,681
Senior Note , 4.75% , 11/01/31 ......................................... 30,000 30,648
51,329
Trading Companies & Distributors 0.5%
Air Lease Corp. , Senior Bond , 3.25% , 10/01/29 .............................
26,000 24,855
a
Aviation Capital Group LLC , Senior Note , 144A, 5.125% , 4/10/30 ............... 20,000 20,316
45,171
Wireless Telecommunication Services 0.7%
Rogers Communications, Inc. ,
Senior Note , 5% , 2/15/29 ............................................ 16,000 16,310
Senior Note , 3.8% , 3/15/32 .......................................... 8,000 7,540
T-Mobile USA, Inc. ,
Senior Bond , 5.05% , 7/15/33 ......................................... 8,000 8,166
Senior Note , 3.75% , 4/15/27 ......................................... 24,000 23,932
55,948
Total Corporate Bonds (Cost $ 2,729,985 ) .......................................
2,785,270
Foreign Government and Agency Securities 0.2%
a
Electricite de France SA , Senior Bond , 144A, 4.75% , 10/13/35 ................. 13,000 12,845
Total Foreign Government and Agency Securities (Cost $ 12,297 ) .................
12,845
U.S. Government and Agency Securities 8.6%
U.S. Treasury Bonds ,
3%, 11/15/45 ..................................................... 10,000 7,644
1.25%, 5/15/50 ................................................... 80,000 38,322
4.75%, 5/15/55 ................................................... 100,000 98,289
4.625%, 11/15/55 .................................................. 90,000 86,724
U.S. Treasury Notes ,
0.5%, 6/30/27 .................................................... 130,000 124,414
4.25%, 2/15/28 ................................................... 95,000 96,466
0.625%, 5/15/30 ................................................... 180,000 157,996
4.25%, 5/15/35 ................................................... 100,000 100,851
Total U.S. Government and Agency Securities (Cost $ 712,966 ) ....................
710,706
Commercial Mortgage-Backed Securities 2.7%
Financial Services 2.7%
c
BANK5 Trust ,
2025-5YR17 , AS , FRN , 5.626% , 11/15/58 ............................... 10,000 10,322
2025-5YR18 , AS , FRN , 5.466% , 12/15/58 ............................... 12,000 12,344
Barclays Commercial Mortgage Trust , 2019-C3 , A2 , 3.438% , 5/15/52 ............
3,421 3,380
c
BBCMS Mortgage Trust ,
2023-C21 , A3 , FRN , 6.296% , 9/15/56 ................................... 10,000 10,681
2025-5C37 , AS , FRN , 5.382% , 9/15/58 ................................. 12,000 12,259
Benchmark Mortgage Trust ,
2020-B17 , A2 , 2.211% , 3/15/53 ....................................... 16,568 15,706
2019-B13 , A2 , 2.889% , 8/15/57 ....................................... 26,519 25,655
2019-B14 , A2 , 2.915% , 12/15/62 ...................................... 6,174 5,991
c
2025-V17 , AM , FRN , 5.425% , 9/15/58 .................................. 10,000 10,233
c,d
2025-V17 , XA , IO, FRN , 1.511% , 9/15/58 ................................ 70,000 4,316

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
BMO Mortgage Trust ,
c
2024-5C8 , AS , FRN , 5.94% , 12/15/57 .................................. $ 10,000 $ 10,399
2025-5C11 , AS , 5.938% , 7/15/58 ...................................... 10,000 10,415
Cantor Commercial Real Estate Lending LP , 2019-CF3 , A2 , 2.942% , 1/15/53 .......
6,459 6,218
Citigroup Commercial Mortgage Trust , 2020-GC46 , A2 , 2.708% , 2/15/53 ..........
6,208 5,971
CSAIL Commercial Mortgage Trust , 2017-CX10 , A3 , 3.398% , 11/15/50 ...........
6,291 6,281
GS Mortgage Securities Trust ,
2019-GC42 , A2 , 2.933% , 9/10/52 ...................................... 15,800 15,422
c
2014-GC24 , AS , FRN , 4.162% , 9/10/47 ................................. 8,097 7,920
JPMBB Commercial Mortgage Securities Trust , 2014-C25 , AS , 4.065% , 11/15/47 ...
10,000 9,733
JPMCC Commercial Mortgage Securities Trust , 2019-COR5 , A2 , 3.15% , 6/13/52 ....
5,793 5,756
c
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C9 , B , FRN , 3.708% , 5/15/46 .................................... 12,256 11,943
2013-C10 , B , FRN , 3.952% , 7/15/46 ................................... 9,216 8,802
Wells Fargo Commercial Mortgage Trust , 2016-LC24 , AS , 3.367% , 10/15/49 .......
15,000 14,706
224,453
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 224,205 ) ...................
224,453
Mortgage-Backed Securities 49.5%
Federal National Mortgage Association (FNMA) Fixed Rate 35.1%
FNMA, 30 Year , 2%, 5/01/52 ........................................... 1,501,754 1,218,803
FNMA, 30 Year , 4.5%, 7/01/53 ......................................... 784,484 768,498
FNMA, 30 Year , 5.5%, 12/01/54 ......................................... 886,791 899,872
2,887,173
Government National Mortgage Association (GNMA) Fixed Rate 14.4%
GNMA II, Single-family, 30 Year , 2%, 2/20/52 ............................... 365,650 303,177
GNMA II, Single-family, 30 Year , 4.5%, 10/20/52 ............................ 550,435 540,431
GNMA II, Single-family, 30 Year , 6%, 6/20/55 ............................... 332,901 339,601
1,183,209
Total Mortgage-Backed Securities (Cost $ 3,960,693 ) .............................
4,070,382
Residential Mortgage-Backed Securities 3.1%
Financial Services 3.1%
a
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
69,871 70,475
a
J.P. Morgan Mortgage Trust , 2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ............
41,824 42,340
a
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 .........................
54,018 54,537
a ,e
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN , 5.374% , ( 30-day SOFR
Average + 1.5% ), 12/25/55 ........................................... 89,565 89,972
257,324
a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 256,865 ) ....................
257,324
Total Long Term Investments (Cost $ 7,897,011 ) .................................
8,060,980
a
a a a a

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Short Term Investments 1.8%
a a
Shares
a
Value
a
Money Market Funds 1.8%
f,g
Franklin Institutional U.S. Government Money Market Fund , 3.681% ............. 151,650 $ 151,650
Total Money Market Funds (Cost $ 151,650 ) .....................................
151,650
Total Short Term Investments (Cost $ 151,650 ) ..................................
151,650
a
Total Investments (Cost $ 8,048,661 ) 99.7% .....................................
$8,212,630
Other Assets, less Liabilities 0.3% .............................................
18,345
Net Assets 100.0% ...........................................................
$8,230,975
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $742,575, representing 9.0% of net assets.
b
Perpetual security with no stated maturity date.
c
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
d
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
See Note 3(d) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series C
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025 , the Fund had the following futures contracts outstanding. See Note 1 ( b ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Long 5 $ 575,078 3/20/26 $ (4,960)
U.S. Treasury 2 Year Notes ..................... Long 2 417,578 3/31/26 (139)
U.S. Treasury 5 Year Notes ..................... Long 4 437,219 3/31/26 (1,443)
Total Futures Contracts ...................................................................... $(6,542)
*
As of period end.
See Note 7 regarding other derivative information.
See Abbreviations on page 39 .

Franklin Strategic Series
Financial Highlights
Franklin Templeton SMACS: Series CP
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
December 31,
2025
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................................................................... $10.00
Income from investment operations
b
:
Net investment income
c
........................................................................... 0.27
Net realized and unrealized gains (losses) ............................................................. 0.22
Total from investment operations ...................................................................... 0.49
Less distributions from:
Net investment income ............................................................................ (0.28)
Net asset value, end of year ......................................................................... $10.21
Total return
d
..................................................................................... 4.95%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ........................................................ 2.48%
Expenses net of waiver and payments by affiliates ......................................................... —%
Net investment income ............................................................................. 5.14%
Supplemental data
Net assets, end of year (000’s) ....................................................................... $8,235
Portfolio turnover rate .............................................................................. 8.31%
a
For the period June 20, 2025 (commencement of operations) to December 31, 2025.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.

Franklin Strategic Series
Schedule of Investments, December 31, 2025
Franklin Templeton SMACS: Series CP
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 60.2%
Aerospace & Defense 2.7%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ....................................
$ 50,000 $ 52,854
a
Axon Enterprise, Inc. , Senior Note , 144A, 6.125% , 3/15/30 .................... 25,000 25,871
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................................... 9,000 8,531
Senior Bond, 6.125%, 2/15/33 ........................................ 13,000 14,007
Senior Bond, 6.875%, 3/15/39 ........................................ 10,000 11,285
Senior Bond, 3.375%, 6/15/46 ........................................ 13,000 9,242
Senior Bond, 3.9%, 5/01/49 .......................................... 13,000 9,723
Senior Bond, 6.858%, 5/01/54 ........................................ 8,000 8,991
Senior Note, 2.196%, 2/04/26 ......................................... 22,000 21,959
a
Bombardier, Inc. , Senior Note , 144A, 7% , 6/01/32 ........................... 25,000 26,447
Howmet Aerospace, Inc. ,
Senior Bond, 6.75%, 1/15/28 ......................................... 9,000 9,477
Senior Bond, 5.95%, 2/01/37 ......................................... 13,000 14,070
Senior Note, 3%, 1/15/29 ............................................ 8,000 7,763
220,220
Automobiles 0.6%
a
Hyundai Capital America , Senior Note , 144A, 6.5% , 1/16/29 ................... 43,000 45,568
Banks 4.3%
Bank of America Corp. ,
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 .................... 9,000 9,378
Senior Note, 2.551% to 2/03/27, FRN thereafter, 2/04/28 .................... 13,000 12,791
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..................... 17,000 17,392
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..................... 39,000 36,738
Citigroup, Inc. ,
Sub. Bond, 4.45%, 9/29/27 ........................................... 35,000 35,237
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..................... 9,000 9,564
Fifth Third Bancorp , Senior Note , 6.339% to 7/26/28, FRN thereafter , 7/27/29 ......
13,000 13,694
JPMorgan Chase & Co. ,
b
KK, Junior Sub. Bond, 3.65% to 5/31/26, FRN thereafter, Perpetual ............ 8,000 7,960
Senior Bond, 3.782% to 1/31/27, FRN thereafter, 2/01/28 .................... 34,000 33,932
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 .................... 9,000 9,412
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..................... 17,000 17,978
PNC Financial Services Group, Inc. (The) , Sub. Bond , 4.626% to 6/05/32, FRN
thereafter , 6/06/33 ................................................. 31,000 30,767
Royal Bank of Canada , Senior Note , 5.2% , 8/01/28 ..........................
22,000 22,686
Toronto-Dominion Bank (The) , Senior Note , 4.108% , 6/08/27 ...................
23,000 23,078
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter , 11/03/36 ...........
16,000 13,974
Wells Fargo & Co. ,
b
BB, Junior Sub. Bond, 3.9% to 3/14/26, FRN thereafter, Perpetual ............. 14,000 13,965
Senior Bond, 2.879% to 10/29/29, FRN thereafter, 10/30/30 .................. 48,000 45,678
354,224
Biotechnology 0.9%
AbbVie, Inc. , Senior Bond , 5.05% , 3/15/34 ................................
45,000 46,261
Amgen, Inc. ,
Senior Bond, 5.65%, 3/02/53 ......................................... 8,000 7,839
Senior Note, 5.25%, 3/02/30 ......................................... 9,000 9,346
a
CSL Finance plc , Senior Bond , 144A, 4.625% , 4/27/42 ....................... 15,000 13,605
77,051

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 0.6%
a
Quikrete Holdings, Inc. , Senior Note , 144A, 6.75% , 3/01/33 .................... $ 50,000 $ 52,249
Capital Markets 3.1%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ......................................... 9,000 8,999
Senior Note, 7%, 1/15/27 ............................................ 9,000 9,226
Goldman Sachs Group, Inc. (The) , Senior Bond , 4.223% to 4/30/28, FRN thereafter ,
5/01/29 ......................................................... 23,000 23,067
Intercontinental Exchange, Inc. , Senior Bond , 1.85% , 9/15/32 ..................
33,000 28,162
a
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A, 6.125% , 11/01/32 50,000 50,911
a
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% , 7/01/29 ............. 14,000 13,719
LPL Holdings, Inc. , Senior Note , 5.2% , 3/15/30 .............................
22,000 22,524
Morgan Stanley ,
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .................... 22,000 22,461
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..................... 18,000 18,571
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..................... 9,000 9,463
a
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............................ 24,000 22,943
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............................
24,000 22,637
252,683
Chemicals 0.8%
a
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ................... 25,000 24,453
FMC Corp. , Senior Bond , 3.45% , 10/01/29 ................................
15,000 13,313
a
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 ................ 25,000 26,065
63,831
Commercial Services & Supplies 1.0%
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........................
22,000 22,773
Waste Connections, Inc. ,
Senior Bond, 4.25%, 12/01/28 ........................................ 9,000 9,065
Senior Bond, 5%, 3/01/34 ........................................... 18,000 18,400
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......................
9,000 9,235
a
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........................ 25,000 25,795
85,268
Communications Equipment 0.6%
Cisco Systems, Inc. , Senior Bond , 5.05% , 2/26/34 ...........................
22,000 22,646
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................................... 8,000 7,274
Senior Note, 4.85%, 8/15/30 ......................................... 9,000 9,186
Senior Note, 5.2%, 8/15/32 .......................................... 13,000 13,411
52,517
Construction & Engineering 0.3%
a
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ........................... 25,000 24,630
Consumer Finance 1.6%
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............................
13,000 14,774
Capital One Financial Corp. , Senior Note , 7.624% to 10/29/30, FRN thereafter ,
10/30/31 ........................................................ 20,000 22,610
a
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......................... 50,000 52,073
General Motors Financial Co., Inc. , Senior Note , 4.9% , 10/06/29 ................
18,000 18,290

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
a
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% , 3/17/30 ........... $ 27,000 $ 27,391
135,138
Consumer Staples Distribution & Retail 0.7%
a
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................................... 2,000 1,753
Senior Note, 144A, 1.3%, 2/10/28 ..................................... 13,000 12,281
a
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 2.95% , 1/25/30 ............. 15,000 14,220
a
US Foods, Inc. , Senior Note , 144A, 5.75% , 4/15/33 .......................... 25,000 25,488
53,742
Containers & Packaging 0.9%
Berry Global, Inc. , Senior Secured Note , 1.65% , 1/15/27 ......................
12,000 11,688
a
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note , 144A, 6.75% , 4/15/32 .. 50,000 51,447
WestRock MWV LLC , Senior Bond , 7.95% , 2/15/31 ..........................
13,000 14,895
78,030
Distributors 0.3%
a
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........................... 25,000 25,993
Diversified REITs 0.8%
a
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP , Senior Note ,
144A, 3.75% , 12/15/27 .............................................. 25,000 24,362
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% , 1/15/32 ............
13,000 11,796
VICI Properties LP , Senior Bond , 5.75% , 4/01/34 ............................
9,000 9,293
a
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.875% , 2/15/29 ...... 23,000 22,584
68,035
Diversified Telecommunication Services 1.8%
AT&T, Inc. ,
Senior Bond, 2.25%, 2/01/32 ......................................... 13,000 11,408
Senior Bond, 2.55%, 12/01/33 ........................................ 17,000 14,514
Senior Bond, 4.75%, 5/15/46 ......................................... 8,000 6,950
a
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond , 144A, 4.25% , 2/01/31 50,000 45,973
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........................
50,000 53,674
Verizon Communications, Inc. , Senior Note , 2.355% , 3/15/32 ..................
16,000 14,104
146,623
Electric Utilities 4.4%
a
American Transmission Systems, Inc. , Senior Bond , 144A, 2.65% , 1/15/32 ........ 26,000 23,445
Appalachian Power Co. , L , Senior Bond , 5.8% , 10/01/35 ......................
13,000 13,804
Commonwealth Edison Co. , Senior Bond , 5.875% , 2/01/33 ....................
9,000 9,608
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...................
8,000 7,040
Duke Energy Corp. ,
Senior Bond, 5.45%, 6/15/34 ......................................... 13,000 13,563
Senior Note, 4.85%, 1/05/29 ......................................... 9,000 9,188
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................................ 13,000 13,616
Senior Note, 5.15%, 3/15/29 ......................................... 13,000 13,371
Georgia Power Co. , Senior Bond , 5.25% , 3/15/34 ...........................
44,000 45,441
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................................... 9,000 9,106
Senior Note, 5.3%, 3/15/32 .......................................... 22,000 22,927
a
NRG Energy, Inc. , Senior Secured Note , 144A, 2.45% , 12/02/27 ................ 24,000 23,214

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................................... $ 9,000 $ 9,444
Senior Bond, 6.75%, 1/15/53 ......................................... 5,000 5,345
Virginia Electric and Power Co. , Senior Bond , 5.05% , 8/15/34 ..................
34,000 34,501
a
Vistra Operations Co. LLC ,
Senior Note, 144A, 6.875%, 4/15/32 .................................... 50,000 52,694
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............................. 14,000 13,909
Senior Secured Bond, 144A, 6.95%, 10/15/33 ............................ 12,000 13,409
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............................
27,000 27,985
361,610
Energy Equipment & Services 0.6%
a
Kodiak Gas Services LLC , Senior Note , 144A, 7.25% , 2/15/29 .................. 25,000 26,024
a
Transocean Titan Financing Ltd. , Senior Secured Note , 144A, 8.375% , 2/01/28 ..... 20,238 20,683
46,707
Entertainment 0.1%
Netflix, Inc. , Senior Bond , 5.4% , 8/15/54 ..................................
9,000 8,728
Financial Services 1.5%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......................
23,000 22,639
a
Jefferson Capital Holdings LLC , Senior Note , 144A, 8.25% , 5/15/30 .............. 50,000 52,623
a
Rocket Cos., Inc. , Senior Note , 144A, 6.375% , 8/01/33 ....................... 50,000 52,194
127,456
Food Products 1.6%
a
JBS USA Lux SARL / JBS USA Food Co. / JBS USA Foods Group, Inc. , Senior Bond ,
144A, 5.95% , 4/20/35 ............................................... 16,000 16,840
Kellanova ,
Senior Bond, 2.1%, 6/01/30 .......................................... 25,000 22,909
Senior Bond, 4.5%, 4/01/46 .......................................... 21,000 18,514
Senior Bond, 5.75%, 5/16/54 ......................................... 9,000 9,032
B, Senior Bond, 7.45%, 4/01/31 ....................................... 9,000 10,305
Kraft Heinz Foods Co. , Senior Bond , 5% , 6/04/42 ...........................
5,000 4,591
a
Mars, Inc. , Senior Note , 144A, 5.2% , 3/01/35 ............................... 18,000 18,508
Pilgrim's Pride Corp. ,
Senior Bond, 6.25%, 7/01/33 ......................................... 21,000 22,475
Senior Note, 3.5%, 3/01/32 .......................................... 9,000 8,322
131,496
Ground Transportation 0.8%
a
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note , 144A, 4.4% , 7/01/27 14,000 14,051
a
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A, 7.125% , 8/01/32 ...... 25,000 26,197
a
XPO, Inc. , Senior Note , 144A, 7.125% , 2/01/32 ............................. 25,000 26,387
66,635
Health Care Equipment & Supplies 0.3%
a
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% , 10/01/28 ............ 25,000 26,125
Health Care Providers & Services 1.9%
Centene Corp. , Senior Note , 2.625% , 8/01/31 ..............................
14,000 12,052
CVS Health Corp. , Senior Bond , 4.78% , 3/25/38 ............................
25,000 23,608
a
DaVita, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 ............................ 50,000 46,294
HCA, Inc. , Senior Note , 3.625% , 3/15/32 ..................................
37,000 34,992

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. ,
Senior Bond, 5.8%, 3/15/36 .......................................... $ 13,000 $ 13,898
Senior Note, 5.3%, 2/15/30 .......................................... 9,000 9,386
Universal Health Services, Inc. , Senior Secured Note , 4.625% , 10/15/29 ..........
14,000 14,078
154,308
Health Care Technology 0.6%
a
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............................. 50,000 52,308
Hotel & Resort REITs 0.6%
a
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A, 6.5% , 6/15/33 ... 25,000 26,089
a
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............................. 25,000 25,834
51,923
Hotels, Restaurants & Leisure 2.2%
a
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A, 4% , 10/15/30 ..... 25,000 23,838
a
Caesars Entertainment, Inc. , Senior Note , 144A, 6% , 10/15/32 ................. 50,000 48,660
a
Carnival Corp. ,
Senior Note, 144A, 5.75%, 3/15/30 ..................................... 25,000 25,732
Senior Secured Note, 144A, 4%, 8/01/28 ................................ 23,000 22,672
a
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured Note , 144A, 8.75% ,
11/15/29 ........................................................ 25,000 25,271
Hyatt Hotels Corp. , Senior Note , 5.25% , 6/30/29 ............................
31,000 31,919
178,092
Household Durables 1.7%
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 ........................................... 10,000 10,119
Senior Bond, 5.5%, 10/15/35 ......................................... 16,000 16,669
Newell Brands, Inc. , Senior Note , 6.625% , 5/15/32 ..........................
50,000 48,577
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....................
14,000 14,058
a
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A, 4.875% , 9/15/28 . 50,000 49,349
138,772
Independent Power and Renewable Electricity Producers 1.1%
a
Clearway Energy Operating LLC , Senior Note , 144A, 3.75% , 2/15/31 ............ 50,000 46,886
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................................ 8,000 8,677
Senior Bond, 6.5%, 10/01/53 ......................................... 13,000 14,184
Senior Note, 5.6%, 3/01/28 .......................................... 17,000 17,547
87,294
Industrial REITs 0.2%
Prologis LP , Senior Bond , 5% , 3/15/34 ....................................
14,000 14,282
Insurance 1.9%
a
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior Secured Note ,
144A, 7% , 1/15/31 ................................................. 50,000 51,908
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......................
22,000 22,527
a
Athene Global Funding , Secured Note , 144A, 5.322% , 11/13/31 ................ 27,000 27,404
Berkshire Hathaway Finance Corp. , Senior Bond , 4.3% , 5/15/43 ................
8,000 7,120
Brown & Brown, Inc. , Senior Bond , 2.375% , 3/15/31 .........................
36,000 32,310

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...................
$ 13,000 $ 13,186
154,455
Interactive Media & Services 0.2%
Meta Platforms, Inc. , Senior Bond , 5.4% , 8/15/54 ...........................
19,000 17,692
IT Services 1.6%
a
Cogent Communications Group LLC / Cogent Finance, Inc. , Senior Secured Note ,
144A, 6.5% , 7/01/32 ............................................... 75,000 70,234
a
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% , 6/01/31 .......... 50,000 52,235
a
Gartner, Inc. , Senior Note , 144A, 3.625% , 6/15/29 ........................... 14,000 13,512
135,981
Leisure Products 0.2%
Brunswick Corp. , Senior Bond , 2.4% , 8/18/31 ..............................
16,000 14,020
Media 1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
Corp. ,
Senior Secured Bond, 3.5%, 6/01/41 ................................... 25,000 17,804
Senior Secured Note, 2.25%, 1/15/29 ................................... 24,000 22,472
Paramount Global ,
Senior Bond, 4.2%, 6/01/29 .......................................... 8,000 7,797
Senior Bond, 4.2%, 5/19/32 .......................................... 9,000 8,135
a
Sinclair Television Group, Inc. , Senior Secured Note , 144A, 8.125% , 2/15/33 ....... 25,000 26,128
Time Warner Cable Enterprises LLC , Senior Secured Bond , 8.375% , 7/15/33 ......
16,000 18,493
100,829
Metals & Mining 0.2%
a
Glencore Funding LLC , Senior Bond , 144A, 2.5% , 9/01/30 .................... 15,000 13,758
Multi-Utilities 0.8%
DTE Energy Co. ,
Senior Bond, 5.85%, 6/01/34 ......................................... 13,000 13,870
Senior Note, 4.95%, 7/01/27 ......................................... 9,000 9,123
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................................
13,000 13,408
Southern Co. Gas Capital Corp. ,
Senior Bond, 5.15%, 9/15/32 ......................................... 18,000 18,512
Senior Bond, 4.95%, 9/15/34 ......................................... 8,000 8,043
62,956
Oil, Gas & Consumable Fuels 4.6%
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................................... 9,000 8,294
Senior Note, 4.5%, 10/01/29 ......................................... 17,000 17,041
a
Columbia Pipelines Operating Co. LLC , Senior Note , 144A, 5.927% , 8/15/30 ....... 13,000 13,772
a
Crescent Energy Finance LLC , Senior Note , 144A, 7.375% , 1/15/33 ............. 50,000 47,481
a
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...................... 13,000 13,498
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................................... 17,000 17,962
Senior Bond, 5.65%, 10/15/54 ........................................ 13,000 12,586
El Paso Natural Gas Co. LLC , Senior Bond , 8.375% , 6/15/32 ..................
22,000 26,469
Energy Transfer LP ,
Senior Bond, 6.5%, 2/01/42 .......................................... 9,000 9,506
Senior Note, 5.2%, 4/01/30 .......................................... 13,000 13,400

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
a
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Bond , 144A, 6.25% , 4/15/32 ...... $ 50,000 $ 47,244
a
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...................... 50,000 50,478
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............................
23,000 23,132
Targa Resources Partners LP / Targa Resources Partners Finance Corp. , Senior Bond ,
4.875% , 2/01/31 ................................................... 14,000 14,089
a
Venture Global Plaquemines LNG LLC , Senior Secured Note , 144A, 7.5% , 5/01/33 .. 50,000 54,053
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........................
13,000 13,550
382,555
Paper & Forest Products 0.6%
a
Georgia-Pacific LLC , Senior Note , 144A, 4.95% , 6/30/32 ...................... 45,000 46,330
Passenger Airlines 0.5%
a
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% , 10/20/29 .......... 14,000 14,121
a
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..................... 25,000 26,772
40,893
Personal Care Products 0.4%
Kenvue, Inc. , Senior Note , 4.85% , 5/22/32 .................................
34,000 34,825
Pharmaceuticals 1.2%
a
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% , 4/15/31 .......... 50,000 52,910
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................................... 13,000 13,327
Senior Note, 5.15%, 9/02/29 ......................................... 13,000 13,367
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................................
25,000 22,884
102,488
Professional Services 0.2%
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................................
13,000 13,390
Semiconductors & Semiconductor Equipment 1.0%
Analog Devices, Inc. , Senior Note , 5.05% , 4/01/34 ..........................
13,000 13,439
a
Broadcom, Inc. , Senior Bond , 144A, 4.926% , 5/15/37 ........................ 47,000 46,409
Marvell Technology, Inc. ,
Senior Note, 5.75%, 2/15/29 ......................................... 9,000 9,388
Senior Note, 5.95%, 9/15/33 ......................................... 9,000 9,628
78,864
Software 1.4%
a
Gen Digital, Inc. , Senior Note , 144A, 6.25% , 4/01/33 ......................... 50,000 51,772
Oracle Corp. , Senior Bond , 3.65% , 3/25/41 ................................
27,000 19,713
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............................
26,000 22,919
Synopsys, Inc. , Senior Bond , 5.15% , 4/01/35 ...............................
22,000 22,368
116,772
Specialized REITs 1.6%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................................ 30,000 29,729
Senior Bond, 2.7%, 4/15/31 .......................................... 34,000 31,237
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................................... 14,000 13,899
Senior Bond, 4.75%, 5/15/47 ......................................... 6,000 5,216
Senior Note, 4.9%, 9/01/29 .......................................... 9,000 9,153

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs (continued)
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............................
$ 23,000 $ 23,048
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................................
22,000 21,130
133,412
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....................
15,000 13,794
Technology Hardware, Storage & Peripherals 0.7%
Hewlett Packard Enterprise Co. , Senior Note , 4.55% , 10/15/29 .................
31,000 31,186
a
Seagate Data Storage Technology Pte. Ltd. , Senior Note , 144A, 5.875% , 7/15/30 ... 25,000 25,803
56,989
Textiles, Apparel & Luxury Goods 0.4%
Tapestry, Inc. ,
Senior Bond, 5.5%, 3/11/35 .......................................... 9,000 9,207
Senior Note, 5.1%, 3/11/30 ........................................... 22,000 22,618
31,825
Tobacco 0.7%
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ......................................... 22,000 22,749
Senior Note, 4.75%, 11/01/31 ......................................... 34,000 34,734
57,483
Trading Companies & Distributors 1.2%
Air Lease Corp. , Senior Bond , 3.25% , 10/01/29 .............................
29,000 27,723
a
Aviation Capital Group LLC , Senior Note , 144A, 5.125% , 4/10/30 ............... 22,000 22,347
a
EquipmentShare.com, Inc. , Secured Note , 144A, 8.625% , 5/15/32 ............... 25,000 26,438
a
Herc Holdings, Inc. , Senior Note , 144A, 7% , 6/15/30 ......................... 25,000 26,326
102,834
Wireless Telecommunication Services 0.8%
Rogers Communications, Inc. ,
Senior Note, 5%, 2/15/29 ............................................ 18,000 18,348
Senior Note, 3.8%, 3/15/32 .......................................... 9,000 8,483
T-Mobile USA, Inc. ,
Senior Bond, 5.05%, 7/15/33 ......................................... 9,000 9,187
Senior Note, 3.75%, 4/15/27 ......................................... 27,000 26,923
62,941
Total Corporate Bonds (Cost $4,872,584) .......................................
4,956,624
Foreign Government and Agency Securities 0.2%
a
Electricite de France SA, Senior Bond, 144A, 4.75%, 10/13/35 ................. 14,000 13,834
Total Foreign Government and Agency Securities (Cost $13,243) .................
13,834
U.S. Government and Agency Securities 4.9%
U.S. Treasury Bonds ,
3.125%, 8/15/44 ................................................... 100,000 79,180
1.25%, 5/15/50 ................................................... 190,000 91,014
4.75%, 5/15/55 ................................................... 85,000 83,546
U.S. Treasury Notes ,
4.25%, 5/15/35 ................................................... 55,000 55,469

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities
(continued)
U.S. Treasury Notes, (continued)
4%, 11/15/35 ..................................................... $ 100,000 $ 98,570
Total U.S. Government and Agency Securities (Cost $414,613) ....................
407,779
Commercial Mortgage-Backed Securities 2.6%
Financial Services 2.6%
c
BANK5 Trust , 2025-5YR18 , AS , FRN , 5.466% , 12/15/58 ......................
12,000 12,344
c
BBCMS Mortgage Trust , 2025-5C37 , AS , FRN , 5.382% , 9/15/58 ................
12,000 12,259
Benchmark Mortgage Trust ,
2020-B17, A2, 2.211%, 3/15/53 ....................................... 13,896 13,173
2019-B13, A2, 2.889%, 8/15/57 ....................................... 17,237 16,676
c,d
2025-V17, XA, IO, FRN, 1.511%, 9/15/58 ................................ 61,000 3,761
a,c
BX Trust , 2025-ARIA , C , 144A, FRN , 5.517% , 12/13/42 .......................
13,000 13,112
Cantor Commercial Real Estate Lending LP , 2019-CF3 , A2 , 2.942% , 1/15/53 .......
7,750 7,461
c
Citigroup Commercial Mortgage Trust ,
2015-GC33, B, FRN, 4.335%, 9/10/58 .................................. 8,776 8,541
2014-GC21, C, FRN, 4.78%, 5/10/47 ................................... 3,109 3,043
GS Mortgage Securities Trust ,
2019-GC42, A2, 2.933%, 9/10/52 ...................................... 19,069 18,613
c
2014-GC24, AS, FRN, 4.162%, 9/10/47 ................................. 8,097 7,920
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-JP3 , AS , 3.144% ,
8/15/49 ......................................................... 13,000 12,722
JPMBB Commercial Mortgage Securities Trust , 2014-C25 , AS , 4.065% , 11/15/47 ...
17,000 16,546
Morgan Stanley Bank of America Merrill Lynch Trust ,
2025-5C2, AS, 5.384%, 11/15/58 ...................................... 15,000 15,377
c
2013-C9, B, FRN, 3.708%, 5/15/46 .................................... 10,341 10,077
c
2013-C10, B, FRN, 3.952%, 7/15/46 ................................... 11,981 11,443
c
2013-C10, C, FRN, 3.952%, 7/15/46 ................................... 23,000 21,393
c
Morgan Stanley Capital I Trust , 2018-H3 , AS , FRN , 4.429% , 7/15/51 .............
10,000 9,923
214,384
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $212,839) ...................
214,384
Mortgage-Backed Securities 27.4%
Federal National Mortgage Association (FNMA) Fixed Rate 23.9%
FNMA, 30 Year, 2%, 5/01/52 ........................................... 746,774 606,072
FNMA, 30 Year, 2.5%, 5/01/52 ......................................... 829,009 712,208
FNMA, 30 Year, 4.5%, 7/01/53 ......................................... 443,404 434,368
FNMA, 30 Year, 5.5%, 12/01/54 ......................................... 210,723 213,831
1,966,479
Government National Mortgage Association (GNMA) Fixed Rate 3.5%
GNMA II, Single-family, 30 Year, 5.5%, 10/20/54 ............................ 109,786 111,121
GNMA II, Single-family, 30 Year, 6%, 6/20/55 ............................... 176,242 179,789
290,910
Total Mortgage-Backed Securities (Cost $2,182,594) .............................
2,257,389
Residential Mortgage-Backed Securities 3.1%
Financial Services 3.1%
a
Cross Mortgage Trust , 2024-H1 , A1 , 144A, 6.085% , 12/25/68 ..................
69,871 70,475
a
J.P. Morgan Mortgage Trust , 2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ............
41,824 42,340
a
OBX Trust , 2023-NQM7 , A1 , 144A, 6.844% , 4/25/63 .........................
54,018 54,537

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
a,e
Radian Mortgage Capital Trust , 2025-J3 , A25 , 144A, FRN , 5.374% , ( 30-day SOFR
Average + 1.5% ), 12/25/55 ........................................... $ 88,678 $ 89,081
256,433
a a a a a
Total Residential Mortgage-Backed Securities (Cost $255,979) ....................
256,433
Total Long Term Investments (Cost $7,951,852) .................................
8,106,443
a
a a a a
Short Term Investments 1.2%
Shares
a
Money Market Funds 1.2%
f,g
Franklin Institutional U.S. Government Money Market Fund, 3.681% ............. 95,898 95,898
Total Money Market Funds (Cost $95,898) ......................................
95,898
Total Short Term Investments (Cost $95,898) ...................................
95,898
a
Total Investments (Cost $8,047,750) 99.6% .....................................
$8,202,341
Other Assets, less Liabilities 0.4% .............................................
32,746
Net Assets 100.0% ...........................................................
$8,235,087
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $2,559,369, representing 31.1% of net assets.
b
Perpetual security with no stated maturity date.
c
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
d
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
See Note 3(d) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025, the Fund had the following futures contracts outstanding. See Note 1(b).
At December 31, 2025, the Fund had the following credit default swap contracts outstanding. See Note 1(b).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Ultra Notes ................ Long 3 $ 345,047 3/20/26 $ (2,746)
U.S. Treasury 2 Year Notes ..................... Long 2 417,578 3/31/26 (139)
U.S. Treasury 5 Year Notes ..................... Long 3 327,914 3/31/26 (1,082)
Total Futures Contracts ...................................................................... $(3,967)
*
As of period end.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.
NA.EM.43 ... 1.00% Quarterly 6/20/30 480,000 $ (2,344) $ (11,135) $ 8,791
Investment
Grade
Total Credit Default Swap Contracts .............................. $(2,344) $(11,135) $8,791
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Franklin Strategic Series
Schedule of Investments
Franklin Templeton SMACS: Series CP
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2025, the Fund had the following total return swap contracts outstanding. See Note 1(b).
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
Markit iBoxx USD Liquid Leveraged Loans
Total Return Index ................... 1-day SOFR Quarterly JPHQ 3/20/26 415,000 $ 14,602
Total Return Swap Contracts .................................................................... $14,602
*
In U.S. dollars unless otherwise indicated.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
See Note  7  regarding other derivative information.
See Abbreviations on page 39 .

Franklin Strategic Series
Financial Statements
Statements of Assets and Liabilities
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $7,897,011 $7,951,852
Cost - Non-controlled affiliates (Note 3 d ) ....................................... 151,650 95,898
Value - Unaffiliated issuers ................................................. $8,060,980 $8,106,443
Value - Non-controlled affiliates (Note 3 d ) ...................................... 151,650 95,898
Cash ................................................................... — 46
Receivables:
Investment securities sold .................................................. 71,777 30,753
Interest ................................................................ 53,561 71,115
Affiliates ............................................................... 37,456 37,475
Deposits with brokers for:
Futures contracts ....................................................... 20,150 13,800
Centrally cleared swap contracts ........................................... — 56,100
Unrealized appreciation on OTC swap contracts ................................... — 14,602
Offering costs ............................................................ 30,036 30,036
Total assets ......................................................... 8,425,610 8,456,268
Liabilities:
Payables:
Investment securities purchased ............................................. 72,107 99,031
Transfer agent fees ....................................................... 125 112
Professional fees ........................................................ 71,746 71,746
Offering costs ........................................................... 25,213 25,213
Organization costs ....................................................... 20,000 20,000
Variation margin on futures contracts .......................................... 1,547 1,055
Variation margin on centrally cleared swap contracts .............................. — 46
Accrued expenses and other liabilities .......................................... 3,897 3,978
Total liabilities ........................................................ 194,635 221,181
Net assets, at value ................................................ $8,230,975 $8,235,087
Net assets consist of:
Paid-in capital ............................................................ $8,068,006 $8,069,033
Total distributable earnings (losses) ............................................ 162,969 166,054
Net assets, at value ................................................ $8,230,975 $8,235,087
Shares outstanding ........................................................ 806,745 806,844
Net asset value per share
a
................................................... $10.20 $10.21
a
Net asset value per share may not recalculate due to rounding.

Franklin Strategic Series
Financial Statements
Statements of Operations
for the year ended December 31, 2025
a
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
Investment income:
Dividends:
Non-controlled affiliates (Note 3 d ) ............................................ $4,831 $4,026
Interest:
Unaffiliated issuers:
Paydown gain (loss) .................................................... 15,315 11,535
Paid in cash
b
.......................................................... 185,639 205,226
Other income
c
............................................................ 27 23
Total investment income .................................................. 205,812 220,810
Expenses:
Transfer agent fees (Note
3c)
................................................. 699 711
Custodian fees ........................................................... 31 63
Reports to shareholders fees ................................................. 1,445 1,445
Professional fees .......................................................... 72,452 72,452
Trustees' fees and expenses ................................................. 254 254
Organization costs ......................................................... 20,000 20,000
Amortization of offering costs (Note 1 e ) ......................................... 33,333 33,333
Other ................................................................... 3,745 3,754
Total expenses ........................................................ 131,959 132,012
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................. (131,959) (132,012)
Net expenses ........................................................ — —
Net investment income ............................................... 205,812 220,810
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... 3,887 2,377
Futures contracts ........................................................ 4,749 (125)
Swap contracts .......................................................... — (4,201)
Net realized gain (loss) ................................................. 8,636 (1,949)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 163,969 154,591
Futures contracts ........................................................ (6,542) (3,967)
Swap contracts .......................................................... — 23,393
Net change in unrealized appreciation (depreciation) ........................... 157,427 174,017
Net realized and unrealized gain (loss) ........................................... 166,063 172,068
Net increase (decrease) in net assets resulting from operations ......................... $371,875 $392,878
a
For the period June 20, 2025 (commencement of operations) to December 31, 2025.
b
Includes amortization of premium and accretion of discount.
c
Other income includes payments by Advisers for acquired fund fees and expenses (See Note 3e).

Franklin Strategic Series
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Templeton
SMACS: Series C
Franklin Templeton
SMACS: Series CP
Year Ended
December 31, 2025
a
Year Ended
December 31, 2025
a
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $205,812 $220,810
Net realized gain (loss) ................................................. 8,636 (1,949)
Net change in unrealized appreciation (depreciation) ........................... 157,427 174,017
Net increase (decrease) in net assets resulting from operations ................ 371,875 392,878
Distributions to shareholders .............................................. (208,906) (226,824)
Capital share transactions (Note 2 ) .......................................... 8,068,006 8,069,033
Net increase (decrease) in net assets ................................... 8,230,975 8,235,087
Net assets:
End of year ........................................................... $8,230,975 $8,235,087
a
For the period June 20, 2025 (commencement of operations) to December 31, 2025.

Franklin Strategic Series

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Strategic Series (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of twelve
separate funds, two of which are included in this report
(Funds). The Funds follow the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and apply
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946.
Effective June 20, 2025, the Trust began offering shares
of Franklin Templeton SMACS: Series C and Franklin
Templeton SMACS: Series CP.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Funds' pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Derivative financial instruments listed on an exchange
are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use various
techniques including industry standard option pricing models and proprietary discounted cash flow models to determine
the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives,
whenever possible, by entering into International Swaps
and Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Funds include failure
of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statements of Assets and Liabilities. Early termination by
the counterparty may result in an immediate payment by the
Funds of any net liability owed to that counterparty under the
ISDA agreement. At December 31, 2025, Franklin Templeton
SMACS: Series CP Fund had no OTC derivatives in a net
liability position for such contracts.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Funds' investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is
accounted for as a variation margin payable or receivable in the Statements of Assets and Liabilities. Futures contracts
outstanding at period end, if any, are listed in the Funds'
Schedules of Investments.
Certain or all Funds entered into credit default swap
contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the
Fund and a counterparty whereby the buyer of the contract
receives credit protection and the seller of the contract
guarantees the credit worthiness of a referenced debt
obligation. These agreements may be privately negotiated in
the over-the-counter market (OTC credit default swaps) or
may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may be a
single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap
contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional
1. Organization and Significant Accounting Policies
(continued)
b. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount.
For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in
fair value is accounted for as a variation margin payable
or receivable in the Statements of Assets and Liabilities.
Over the term of the contract, the buyer pays the seller
a periodic stream of payments, provided that no event of
default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statements of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statements of Operations. Credit default swap contracts outstanding at period end, if any, are listed in the
Funds' Schedules of Investments.
Certain or all Funds entered into OTC total return swap
contracts primarily to manage and/or gain exposure to
credit risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to
exchange a return linked to an underlying instrument for a
floating or fixed rate payment, both based upon a notional
amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and
recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as
realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Funds' Schedules of
Investments.
See Note 7 regarding other derivative information.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2025, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). The Funds' federal and state income and
federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and
state departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued daily.
Amortization of premium and accretion of discount on debt
securities are included in interest income. Paydown gains
and losses are recorded separately on the Statements of
Operations. Dividend income is recorded on the ex-dividend
date. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
b. Derivative Financial Instruments
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
e. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Franklin Templeton SMACS:
Series C
Franklin Templeton SMACS:
Series CP
Shares Amount Shares Amount
Single Class
Year ended December 31, 2025
a
Shares sold ................................... 806,745 $8,068,006 806,844 $8,069,033
Net increase (decrease) .......................... 806,745 $8,068,006 806,844 $8,069,033
a
For the period June 20, 2025 (commencement of operations) to December 31, 2025.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
Advisers provides investment management services to the Funds. The Funds do not pay a fee for these services.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds and is not paid by the Funds for the services.
c. Transfer Agent Fees
The Funds pay transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, the Fund reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended December 31, 2025, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Advisers has contractually agreed to reimburse expenses of the Funds in an amount equal to fees indirectly borne by the Funds on assets invested in the affiliated management investment companies, as noted in the Statements of Operations. During the year ended December 31,
2025, investments in affiliated management investment companies were as follows:
Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
Transfer agent fees .......................................................... $660 $642
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series C
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $1,587,162 $(1,435,512) $— $— $151,650 151,650 $4,831
Total Affiliated Securities ... $— $1,587,162 $(1,435,512) $— $— $151,650 $4,831
3. Transactions with Affiliates
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that the operating expenses (excluding certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses of the
Funds do not exceed 0.00% based on the average net assets of each class until April 30, 2027. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
Acquired fund fees and expenses are indirect expenses, and therefore Advisers may make payments, if necessary, to the
Funds to offset these estimated indirect expenses. Payments by Advisers for the year ended December 31, 2025, are reflected as other income in the Statements of Operations.
f. Other Affiliated Transactions
At December 31, 2025, Templeton International Inc. owned a percentage of the Funds' outstanding shares as follows:
a
Investment activities of significant shareholders could have a material impact on the Fund.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Templeton SMACS: Series CP
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $1,432,701 $(1,336,803) $— $— $95,898 95,898 $4,026
Total Affiliated Securities ... $— $1,432,701 $(1,336,803) $— $— $95,898 $4,026
Shares
Percentage of
Outstanding Shares
~
a
Franklin Templeton SMACS: Series C
Templeton International Inc. 800,000 99.2%
Franklin Templeton SMACS: Series CP
Templeton International Inc. 800,000 99.2%
Franklin
Templeton
SMACS: Series
CP
1 1
Capital loss carryforwards not subject to expiration:
Long term ................................................................................ $ 2,025
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At December 31, 2025, the deferred losses were as follows:
The tax character of distributions paid during the year ended December 31, 2025, was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and derivative financial instruments.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, were as follows:
Franklin
Templeton
SMACS: Series C
Post-October capital loss .......................................................................
$1,596
Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
2025 2025
Distributions paid from:
Ordinary income .......................................................... $208,906 $226,824
Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
a a a
Cost of investments ......................................................... $8,041,900 $8,045,593
Unrealized appreciation ....................................................... $176,564 $198,592
Unrealized depreciation ....................................................... (12,376) (33,553)
Net unrealized appreciation (depreciation) ......................................... $164,188 $165,039
Distributable earnings:
Undistributed ordinary income .................................................. $377 $3,040
Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
Purchases ................................................................ $8,674,179 $8,556,277
Sales .................................................................... $834,662 $656,786
4. Income Taxes
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Credit Risk
At December 31, 2025, Franklin Templeton SMACS: Series CP had 21.3% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Franklin Templeton SMACS: Series C
Interest rate contracts .......
Variation margin on futures
contracts
$ — Variation margin on futures
contracts
$ 6,542
a
Total .................... $— $6,542
Franklin Templeton SMACS: Series CP
Interest rate contracts .......
Variation margin on futures
contracts
— Variation margin on futures
contracts
3,967
a
Credit contracts ............
Variation margin on centrally
cleared swap contracts
8,791
a
Variation margin on centrally
cleared swap contracts
—
Unrealized appreciation on OTC
swap contracts
14,602
Unrealized depreciation on OTC
swap contracts
—
Total .................... $23,393 $3,967
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Schedules of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statements of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
For the year ended December 31, 2025, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended December 31, 2025, the average month end notional amount of futures contracts and swaps contracts were as follows:
See Note 1(b) regarding derivative financial instruments.
8. Credit Facility
Effective January 30, 2026, the Funds, together with other U.S. registered and foreign investment funds (collectively,
Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling
$2.995 billion (Global Credit Facility). This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds may, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Franklin Templeton SMACS: Series C
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $4,749 Futures contracts $(6,542)
Total ....................... $4,749 $(6,542)
Franklin Templeton SMACS: Series CP
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts (125) Futures contracts (3,967)
Credit contracts ...............
Swap contracts (4,201) Swap contracts 23,393
Total ....................... $(4,326) $19,426
Franklin
Templeton
SMACS: Series
C
Franklin
Templeton
SMACS: Series
CP
Futures contracts ........................................................... $1,121,623 $1,021,392
Swap contracts ............................................................. — 895,000
7. Other Derivative Information
(continued)

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series C
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 2,785,270 $ — $ 2,785,270
Foreign Government and Agency Securities .... — 12,845 — 12,845
U.S. Government and Agency Securities ....... — 710,706 — 710,706
Commercial Mortgage-Backed Securities ...... — 224,453 — 224,453
Mortgage-Backed Securities ................ — 4,070,382 — 4,070,382
Residential Mortgage-Backed Securities ....... — 257,324 — 257,324
Short Term Investments ................... 151,650 — — 151,650
Total Investments in Securities ........... $151,650 $8,060,980 $— $8,212,630
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $6,542 $— $— $6,542
Total Other Financial Instruments ......... $6,542 $— $— $6,542
Franklin Templeton SMACS: Series CP
Assets:
Investments in Securities:
a
Corporate Bonds ........................ — 4,956,624 — 4,956,624
Foreign Government and Agency Securities .... — 13,834 — 13,834
U.S. Government and Agency Securities ....... — 407,779 — 407,779
Commercial Mortgage-Backed Securities ...... — 214,384 — 214,384
Mortgage-Backed Securities ................ — 2,257,389 — 2,257,389
Residential Mortgage-Backed Securities ....... — 256,433 — 256,433
Short Term Investments ................... 95,898 — — 95,898
Total Investments in Securities ........... $95,898 $8,106,443 $— $8,202,341
Other Financial Instruments:
Swap Contracts ......................... $— $23,393 $— $23,393
Total Other Financial Instruments ......... $— $23,393 $— $23,393
Liabilities:
Other Financial Instruments:
Futures Contracts ........................ $3,967 $— $— $3,967
Total Other Financial Instruments ......... $3,967 $— $— $3,967
a
For detailed categories, see the accompanying Schedule of Investments.

Franklin Strategic Series
Notes to Financial Statements

franklintempleton.com
Annual Report
10. Operating Segments
Each Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Funds' Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating each Fund's operating results and allocating resources in accordance with each Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of
Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Counterparty
JPHQ
JPMorgan Chase Bank NA
Index
CDX.NA.EM.
Series number
CDX North America Emerging Markets Index
Selected Portfolio
FNMA Federal National Mortgage Association
FRN Floating Rate Note
GNMA Government National Mortgage Association
IO Interest Only
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.87%

Franklin Strategic Series
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Strategic Series and Shareholders of Franklin Templeton SMACS: Series C and Franklin
Templeton SMACS: Series CP
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Templeton SMACS: Series C and Franklin Templeton SMACS: Series CP (two of the funds constituting Franklin Strategic
Series, hereafter collectively referred to as the "Funds") as of December 31, 2025, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 20, 2025 (commencement of operations) to December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025 and the results of each of their operations, changes in each of their net assets and each of the financial highlights for the period June
20, 2025 (commencement of operations) to December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Strategic Series
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2025:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to:
Franklin Templeton
SMACS: Series C
Franklin Templeton
SMACS: Series CP
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $3,546 $—
Section 163(j) Interest Dividends Earned §163(j) $204,900 $218,032
Interest Earned from Federal
Obligations Note (1) $11,032 $51,042

Franklin Strategic Series

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Funds’ investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

FSS4-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin Strategic Series

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 26, 2026